SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2025
Subsequent Events
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On November 10, 2025, the Company issued 349 subordinate voting shares following the exercise of Pre-Funded Warrants and Series B Warrants that were exercised in alternative cashless method.